Related Parties (Details Narrative) - USD ($)						1 Months Ended					3 Months Ended		9 Months Ended		12 Months Ended
	Jul. 14, 2025	Feb. 04, 2025	Jan. 17, 2024	Jul. 13, 2023	Jan. 18, 2022	Jan. 31, 2024	Aug. 31, 2021	Jul. 31, 2021	Jan. 31, 2021	Oct. 31, 2015	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Jul. 31, 2025	Jul. 28, 2025	May 23, 2025	Feb. 28, 2025	Feb. 24, 2025	Jan. 31, 2025	Aug. 19, 2024	Aug. 18, 2024	Jun. 30, 2024	Apr. 30, 2024	Jan. 18, 2024	Jan. 01, 2024	Feb. 28, 2023
Issuance of common stock upon cashless exercise													$ 707,000
Issuance of common stock upon cashless exercise, shares			1,000,000
Share price						$ 4.352														$ 0.44		$ 2.235
Voting common stock percentage											10.00%		10.00%		10.00%
Related party convertible notes payable											$ 7,530,000.0		$ 7,530,000.0		$ 6,524,000.0
Company repurchased shares						667,000
Shares issued price per share																												$ 0.122
Company repurchased value						$ 2,902,700
Face value															1,000,000	$ 32,000.0
Face amount															5,000.0	948,000
Debt instrument, convertible, conversion price												$ 4.94		$ 4.94							$ 3.15				$ 4.94	$ 4.94
Loss on extinguishment of debt														$ 343,000.0
Loss on extinguishment of debt														(343,000.0)
CSLM Acquisition Corp [Member]
Share price					$ 10.00						$ 14.00		$ 14.00				$ 12.70
Shares issued price per share					$ 11.50
Repayments of related party debt					$ 206,313
Repurchase Consideration amounting											$ 9,284		$ 9,284		83,227	138,283
Capital contributions											30,000	$ 30,000	90,000	90,000	120,000	240,000
Face amount								$ 300,000							150,000									$ 330,000
Other receivables					$ 25,000						$ 505,000		$ 505,000		$ 505,000
Interest rate											475.00%		475.00%		475.00%
Other borrowings											$ 3,665,000		$ 3,665,000		$ 2,750,000	1,230,000
Deposit liabilities accrued interest											$ 242,207		$ 242,207		$ 129,630	28,288
Debt instrument periodic payment interest		$ 1,491,000
Debt instrument, convertible, conversion price											$ 1.00		$ 1.00		$ 1.00
Debt amount											$ 2,000,000		$ 2,000,000		$ 2,000,000
Working capital loans											0		0		$ 0	0
Loss on extinguishment of debt													(1,822,844)
Loss on extinguishment of debt													1,822,844
Debt instrument accrued interest													$ 1,822,844	$ 0
CSLM Acquisition Corp [Member] | Minimum [Member]
Line of credit																			$ 3,000,000
CSLM Acquisition Corp [Member] | Maximum [Member]
Line of credit																			$ 4,000,000
Founder Shares [Member] | CSLM Acquisition Corp [Member]
Issuance of common stock upon cashless exercise, shares							50,000
Share price							$ 12.00
Forfieture shares								618,750
2023 Promissory Notes [Member]
Share price											$ 0.58		$ 0.58		$ 0.58
Company repurchased shares						667,000
Shares issued price per share						$ 4.352
Company repurchased value						$ 2,902,700
Repayments of related party debt						902,700
Repurchase Consideration amounting						2,000,000.0
Face amount																													$ 1,136,200
2024 Related Party Promissory Notes [Member]
Face value															$ 700,000.0
Promissory Note [Member] | CSLM Acquisition Corp [Member]
Face amount																											$ 2,000,000		$ 1,500,000
Interest rate																													4.75%
Promissory Note [Member] | CSLM Acquisition Corp [Member] | Minimum [Member]
Face amount																											1,500,000
Promissory Note [Member] | CSLM Acquisition Corp [Member] | Maximum [Member]
Face amount																											$ 2,000,000
Second Amended and Restated Promissory Note [Member] | CSLM Acquisition Corp [Member]
Face amount																							$ 2,750,000
Third Amended And Restated Promissory Note [Member] | CSLM Acquisition Corp [Member]
Face amount		$ 3,000,000
2021 Investment Agreement [Member]
Issuance of common stock upon cashless exercise, shares									433,728
Advance amount									$ 376,400
Business Oxygen Private Limited Purchase Agreement [Member]
Advance amount								$ 964,200
Arrangement fee percentage								1.50%
Arrangement fee								$ 13,700
Annual monitoring fee								5,200
January 2024 Related Party Pledge Agreement [Member]
Issuance of common stock upon cashless exercise						$ 3,600,000
Issuance of common stock upon cashless exercise, shares						3,600,000
Administrative Services Agreement [Member] | CSLM Acquisition Corp [Member]
Initial public offerings													$ 10,000		10,000
Related Party [Member]
Related party convertible notes payable															$ 6,524,000.0	$ 3,764,000.0
Series Seed-2 Convertible Preferred Stock [Member]
Issuance of common stock upon cashless exercise										$ 25,000.0
Issuance of common stock upon cashless exercise, shares										38,037,000
Share price										$ 0.6704
Common Class B [Member] | CSLM Acquisition Corp [Member]
Issuance of common stock upon cashless exercise, shares				4,743,749
Common Class B [Member] | Founder Shares [Member] | CSLM Acquisition Corp [Member]
Issuance of common stock upon cashless exercise								$ 25,000
Issuance of common stock upon cashless exercise, shares								4,743,750
Common Class A [Member] | CSLM Acquisition Corp [Member]
Issuance of common stock upon cashless exercise	$ 15,000
Issuance of common stock upon cashless exercise, shares				4,743,749
Share price											$ 8.82		$ 8.82					$ 12.33
Debt instrument, convertible, conversion price		$ 4.00